Risk Management and Financial Instruments (Details) - Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 8,737,945
Impairment loss allowance	$ (89,133)
Cash and cash equivalents [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 5,070,055
Impairment loss allowance
Margin cash [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 167,466
Impairment loss allowance
Trade accounts receivable [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate	(2.63%)
Gross carrying amount	$ 3,392,036
Impairment loss allowance	$ (89,133)
Related party receivables [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 108,388
Impairment loss allowance